Revenue - Schedule of Revenue-Related Contract Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2023
Unbilled receivables relating to service contracts [Member]
Contract assets:
Contract assets	$ 34,306,195	$ 34,213,379
Contract liabilities relating to service contracts [Member]
Contract liabilities:
Contract liabilities	$ 273,227	$ 107,603